Warrant Obligations (Details) - Bastion Funding IV, LLC [Member]	12 Months Ended
	Dec. 31, 2022 USD ($) $ / shares shares	Oct. 14, 2022 $ / shares shares
Warrant [Member]
Warrant Obligations (Details) [Line Items]
Warrants issued to purchase of shares (in Shares) | shares		54,607
Weighted average exercise price warrants | (per share)	$ 12.67	$ 18.62
Amount of commitment asset	$ 561,719
Carrying value asset	$ 501,783
Risk-free interest rate	3.88%
Expected volatility rate	115.00%
Expected life	6 years 9 months 18 days
Estimated fair value (in Dollars per share) | $ / shares	$ 9.36
Fair market value	$ 511,295
Warrants cancelled (in Shares) | shares
Warrants exercised (in Shares) | shares
Fair value remeasurement gain	$ 50,424
Line of Credit [Member]
Warrant Obligations (Details) [Line Items]
Amortized term of credit agreement	2 years